Annual Total Returns [BarChart] - AZL Small Cap Stock Index Fund - AZL Small Cap Stock Index Fund Class 2	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.29%
Annual Return 2012	15.82%
Annual Return 2013	40.62%
Annual Return 2014	5.23%
Annual Return 2015	(2.49%)
Annual Return 2016	25.71%
Annual Return 2017	12.75%
Annual Return 2018	(8.93%)
Annual Return 2019	22.19%
Annual Return 2020	10.71%